Loss Per Share - Schedule of Calculation of Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Numerator:
Net loss attributable to common stockholders	$ (7,426,566)	$ (10,069,264)
Denominator:
Basic weighted-average shares outstanding	86,042,726	70,003,886
Diluted weighted-average shares outstanding	86,042,726	70,003,886
Loss per share:
Basic loss per share	$ (0.09)	$ (0.14)
Diluted loss per share	$ (0.09)	$ (0.14)